Goldman Sachs Income Builder Fund Performance Management - Class A C Inst Inv R6 Shares [Member] - Goldman Sachs Income Builder Fund	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Investor and Class R6 Shares compare to those of a regulatorily required broad-based securities market index (Bloomberg U.S. Aggregate Bond Index) (the “Regulatory Benchmark”) and the Russell 1000® Value Index, the ICE BofAML BB to B U.S. High Yield Constrained Index and the S&P 500® Index (the “Performance Benchmarks”). The Performance Benchmarks are generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Investment Adviser uses to measure the Fund's performance. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with regulatory requirements. For additional information about these benchmark indices, please see “Additional Performance and Benchmark Information” on page 21 of the Prospectus.Because the Fund invests in both equity and fixed income securities, the Fund shows its performance against the Russell 1000® Value Index (which shows how the Fund’s performance compares to an index of large cap value equities), the S&P 500 Index (which shows how the Fund’s performance compares to an index of large cap equities) and the ICE BofAML BB to B U.S. High Yield Constrained Index (which shows how the Fund’s performance compares to an index of high yield fixed income securities).The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at am.gs.com or by calling the appropriate phone number on the back cover of the Prospectus. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Investor and Class R6 Shares compare to those of a regulatorily required broad-based securities market index (Bloomberg U.S. Aggregate Bond Index) (the “Regulatory Benchmark”) and the Russell 1000® Value Index, the ICE BofAML BB to B U.S. High Yield Constrained Index and the S&P 500® Index (the “Performance Benchmarks”). The Performance Benchmarks are generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Investment Adviser uses to measure the Fund's performance. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with regulatory requirements. For additional information about these benchmark indices, please see “Additional Performance and Benchmark Information” on page 21 of the Prospectus.
Performance Additional Market Index [Text]	Because the Fund invests in both equity and fixed income securities, the Fund shows its performance against the Russell 1000® Value Index (which shows how the Fund’s performance compares to an index of large cap value equities), the S&P 500 Index (which shows how the Fund’s performance compares to an index of large cap equities) and the ICE BofAML BB to B U.S. High Yield Constrained Index (which shows how the Fund’s performance compares to an index of high yield fixed income securities).
Bar Chart [Heading]	CALENDAR YEAR (INSTITUTIONAL)
Bar Chart Closing [Text Block]	During the periods shown in the chart above:ReturnsQuarter endedBest Quarter Return11.39%June 30, 2020Worst Quarter Return-12.68%March 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNFor the period ended December 31, 2025
Performance Table Narrative	Benchmark returns do not reflect any deductions for fees or expenses.The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Investor and Class R6 Shares, will vary.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Investor and Class R6 Shares, will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Benchmark returns do not reflect any deductions for fees or expenses.
Performance Availability Website Address [Text]	am.gs.com
Institutional Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter Return
Highest Quarterly Return	11.39%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter Return
Lowest Quarterly Return	(12.68%)
Lowest Quarterly Return, Date	Mar. 31, 2020